DERIVATIVE LIABILITIES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount	$ 4,250,000	$ 6,250,000
Leveraged amount (used to determine fair value of contract liability)	$ 8,500,000	$ 12,500,000
Expected remaining term (in months)	17 months	25 months
Foreign currency contract liability	$ 731,730	$ 440,196